Submission	Aug. 15, 2025
Submission [Line Items]
Central Index Key	0001769768
Registrant Name	E-HOME HOUSEHOLD SERVICE HOLDINGS LIMITED
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES